Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2022
Business and credit concentrations
Schedule of major suppliers

		Year ended March 31,
Suppliers	Note	2020		2021		2022
		RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited		12,811	14	12,011	16	23,613	3,725	30
Beijing Jingjing Jiahong Medical Equipment Co., Ltd.	(i)	29,960	32	28,892	38	—	—	—
Guangzhou Paper Biotech Company Limited	(ii)	—	—	—	—	8,864	1,398	11
Total		42,771	46	40,903	54	32,477	5,123	41

None of the individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance as of March 31, 2021 and 2022.

Note:

(i)	The purchases from Beijing Jingjing Jiahong Medical Equipment Co., Ltd. were less than 10% of gross purchases for the year ended March 31, 2022.

(ii)	The purchases from Guangzhou Paper Biotech Company Limited were less than 10% of gross purchases for the years ended March 31, 2020 and 2021.